Common Stock Purchase Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Common Stock Purchase Warrants
Summary of Outstanding Warrants

The following table summarizes the Company’s outstanding warrants as of December 31, 2021:

			Grant Date	Grant Date
	Number of	Exercise	Fair Value	Fair Value
	Warrants	Price	per Warrant	Total
Balance- December 31, 2020
Underwritten public offering	4,791,665	$6.00	$4.77	$22,856,242
Issuance of underwriter warrants	208,333	$7.50	$4.64	966,665
Balance- December 31, 2021	4,999,998			$23,822,907

Schedule of Fair Value of Warrants to Additional Paid in Capital
		Percent
	Fair	of Total	Amount
	Value	Fair Value	Allocated

Common Stock	$25,000,000	51.2%	$12,800,000
Common Stock Purchase Warrants	23,822,907	48.8%	12,200,000
Total	$48,822,907	100%	$25,000,000